Adjusting items included in profit from operations (Tables)	6 Months Ended
Jun. 30, 2023
Profit From Operations [Abstract]
Summary of adjusting items within profit from operations
In summary, in the six months ended 30 June 2023, the Group incurred £85 million (30 June 2022: £1,967 million; 31 December 2022: £1,885 million ) of adjusting items within profit from operations:

	Six months ended 30 June		Year ended 31 December
	2023	2022	2022
	£m	£m	£m
(a) Restructuring and integration costs	(2)	333	771
(b) Amortisation and impairment of trademarks and similar intangibles	108	161	285
(c) Charges in connection with planned disposal of subsidiaries	17	957	612
(c) (Credit)/charges in connection with disposal of subsidiaries	(1)	1	(6)
(d) Credit in respect of partial buy-out of the pension fund in the U.S.	—	(15)	(16)
(d) Credit in respect of calculation of excise on social contributions in Brazil	(147)	—	—
(d) Credit in respect of calculation of VAT on social contributions in Brazil	(13)	—	(460)
(d) Charges in respect of DOJ and OFAC investigations	66	450	450
(d) Charges in respect of Nigeria Federal Competition and Consumer Protection Commission (FCCPC) case	—	—	79
(d) Other adjusting items (including Engle)	57	80	170
Total adjusting items included in profit from operations	85	1,967	1,885

	Six months ended 30 June		Year ended 31 December
	2023	2022	2022
	£m	£m	£m
Employee benefit costs	(2)	49	315
Depreciation, amortisation and impairment costs	—	131	220
Other operating expenses	—	153	237
Other operating income	—	—	(1)
Total	(2)	333	771

Reconciliation between total assets available for sale and estimated recoverable amount
The following is a reconciliation between the total assets available for sale and their estimated recoverable amount (fair value less costs to sell):

At 30 June 2023	£m
Total assets held-for-sale*	1,088
Impairment of non-current assets held-for-sale - Russia and Belarus	(189)
899
Excess impairment beyond non-current assets held-for-sale - Russia and Belarus	(365)
Assets held-for-sale*	534
*    Includes £9 million of assets held-for-sale in territories other than Russia and Belarus.
Also included in 2023 is a credit of £1 million (30 June 2022: charge of £1 million) related to the sale of the Group’s Iranian business, which was completed in 2021.